Consolidated Statement of Operations and Comprehensive Income - $ / shares	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Income Statement [Abstract]
Basic earnings per share	$ 0.01	$ 0.05	$ (0.00)
Diluted earnings per share	$ 0.01	$ 0.05	$ (0.00)
Weighted average number of ordinary shares used in computing basic earnings	20,000,000	20,000,000	20,000,000
Weighted average number of ordinary shares used in computing diluted earnings	20,000,000	20,000,000	20,000,000